UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2019

Item 1. Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments
March 31, 2019 (unaudited)

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 97.3%
Argentina | 1.5%
YPF SA Sponsored ADR	613,140	$8,590,091
Brazil | 8.0%
Ambev SA ADR	1,477,377	6,352,721
Banco do Brasil SA	1,522,221	18,941,501
BB Seguridade Participacoes SA	1,200,100	8,128,686
CCR SA	2,235,400	6,702,746
Cielo SA	2,441,684	5,918,138
		46,043,792
China | 19.9%
AAC Technologies Holdings, Inc.	726,436	4,297,564
Anhui Conch Cement Co., Ltd., Class H	1,282,875	7,835,442
Baidu, Inc. Sponsored ADR (*)	39,409	6,496,574
China Construction Bank Corp., Class H	30,391,126	26,052,601
China Merchants Bank Co., Ltd., Class H	526,000	2,555,933
China Mobile, Ltd. Sponsored ADR	306,046	15,605,285
China Shenhua Energy Co., Ltd., Class H	2,087,775	4,770,229
CNOOC, Ltd.	3,632,679	6,787,565
ENN Energy Holdings, Ltd.	578,295	5,599,998
Hengan International Group Co., Ltd.	786,027	6,888,831
NetEase, Inc. ADR	66,636	16,089,262
Weichai Power Co., Ltd., Class H	7,457,958	11,934,442
		114,913,726
Egypt | 1.1%
Commercial International Bank Egypt SAE GDR	1,618,011	6,285,777
Hong Kong | 1.1%
ASM Pacific Technology, Ltd.	590,488	6,596,832
Hungary | 1.9%
OTP Bank Nyrt.	246,845	10,867,663
India | 10.0%
Axis Bank, Ltd. (*)	1,257,291	14,082,924
Bajaj Auto, Ltd.	124,563	5,236,935
Bharat Petroleum Corp., Ltd.	539,172	3,094,353
Coal India, Ltd.	826,830	2,828,991
HCL Technologies, Ltd.	338,768	5,319,003
Hero MotoCorp, Ltd.	185,384	6,837,614
Infosys, Ltd. Sponsored ADR	473,830	5,178,962
Oil and Natural Gas Corp., Ltd.	1,524,207	3,515,702
Tata Consultancy Services, Ltd.	373,758	10,802,248
UPL, Ltd.	36,635	507,729
		57,404,461
Indonesia | 5.9%
PT Astra International Tbk	13,747,004	7,083,108
Description	Shares	Fair Value
PT Bank Mandiri (Persero) Tbk (*)	22,259,030	$11,658,345
PT Semen Indonesia (Persero) Tbk	5,859,971	5,750,374
PT Telekomunikasi Indonesia (Persero) Tbk Sponsored ADR	354,656	9,738,854
		34,230,681
Luxembourg | 0.7%
Ternium SA Sponsored ADR	150,955	4,108,995
Malaysia | 0.8%
British American Tobacco Malaysia Berhad	517,000	4,581,035
Mexico | 3.4%
America Movil SAB de CV, Class L Sponsored ADR	757,264	10,813,730
Grupo Mexico SAB de CV, Series B	1,489,346	4,094,306
Kimberly-Clark de Mexico SAB de CV, Series A	2,659,789	4,513,772
		19,421,808
Pakistan | 1.1%
Habib Bank, Ltd.	1,538,070	1,448,074
Oil & Gas Development Co., Ltd.	512,500	539,522
Pakistan Petroleum, Ltd.	3,166,862	4,180,434
		6,168,030
Philippines | 0.7%
PLDT, Inc. Sponsored ADR	177,607	3,848,744
Russia | 9.7%
ALROSA PAO (*)	4,017,694	5,667,572
Gazprom PJSC Sponsored ADR	1,548,623	6,994,007
LUKOIL PJSC Sponsored ADR	131,065	11,749,155
Magnit PJSC Sponsored GDR	300,431	4,238,327
Mobile TeleSystems PJSC Sponsored ADR	957,357	7,237,619
Sberbank of Russia PJSC	6,199,316	20,259,383
		56,146,063
South Africa | 7.9%
Imperial Logistics, Ltd.	358,608	1,489,463
Life Healthcare Group Holdings, Ltd.	2,168,022	4,029,864
Motus Holdings, Ltd.	425,448	2,415,918
Nedbank Group, Ltd.	280,004	4,878,610
PPC, Ltd. (*)	3,868,179	1,260,183
Sanlam, Ltd.	1,053,740	5,388,960
Shoprite Holdings, Ltd.	629,792	6,927,748
Standard Bank Group, Ltd.	420,951	5,408,849
The Bidvest Group, Ltd.	367,907	4,940,861
Vodacom Group, Ltd.	677,197	5,241,236
Woolworths Holdings, Ltd.	1,022,007	3,295,175
		45,276,867
South Korea | 14.3%
Coway Co., Ltd.	92,429	7,687,496

Description	Shares	Fair Value
Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Hanwha Life Insurance Co., Ltd.	591,338	$2,084,796
Hyundai Mobis Co., Ltd.	41,849	7,698,364
KB Financial Group, Inc.	141,205	5,218,321
KT&G Corp.	60,421	5,509,238
Samsung Electronics Co., Ltd.	657,069	25,838,956
Shinhan Financial Group Co., Ltd.	284,458	10,537,491
SK Hynix, Inc.	269,180	17,589,029
		82,163,691
Taiwan | 5.6%
Catcher Technology Co., Ltd.	785,000	6,074,373
Hon Hai Precision Industry Co., Ltd.	2,272,320	5,441,372
Taiwan Semiconductor Manufacturing Co., Ltd.	2,555,642	20,444,973
		31,960,718
Thailand | 1.6%
Kasikornbank Public Co. Ltd.	755,769	4,484,048
The Siam Cement Public Co. Ltd. (‡)	326,908	4,965,169
		9,449,217
Turkey | 2.1%
KOC Holding AS	1,852,884	5,350,303
Tupras Turkiye Petrol Rafinerileri AS	305,205	6,836,771
		12,187,074
Total Common Stocks (Cost $526,730,949)		560,245,265
Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $2,552,747)	2,552,747	2,552,747
Total Investments | 97.7% (Cost $529,283,696)		$562,798,012
Cash and Other Assets in Excess of Liabilities | 2.3%		13,505,970
Net Assets | 100.0%		$576,303,982

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio
Common Stocks | 93.8%
Australia | 2.5%
Amcor, Ltd.	165,773	$1,813,494
BHP Group PLC	101,506	2,452,400
		4,265,894
Belgium | 2.6%
Anheuser-Busch InBev SA/NV	52,836	4,434,524
Canada | 5.5%
Canadian National Railway Co.	21,790	1,950,640
National Bank of Canada	44,400	2,003,789
Rogers Communications, Inc., Class B	35,100	1,887,707
Suncor Energy, Inc.	111,140	3,601,956
		9,444,092
China | 1.6%
Ping An Insurance (Group) Co. of China, Ltd., Class H	249,000	2,787,910
Denmark | 1.5%
Carlsberg A/S, Class B	20,837	2,603,724
Finland | 2.6%
Nordea Bank Abp	262,362	1,997,462
Sampo Oyj, A Shares	52,946	2,401,243
		4,398,705
France | 12.2%
Air Liquide SA	19,478	2,480,078
Atos SE	16,982	1,643,934
Capgemini SE	14,057	1,709,633
Cie Generale des Etablissements Michelin SCA	14,342	1,700,065
Safran SA	28,091	3,854,449
Sanofi	36,650	3,240,926
Vinci SA	29,995	2,919,715
Vivendi SA	116,614	3,380,669
		20,929,469
Germany | 4.6%
Fresenius SE & Co. KGaA	23,346	1,300,426
SAP SE	46,577	5,381,708
Vonovia SE	23,449	1,215,500
		7,897,634
Hong Kong | 0.5%
Techtronic Industries Co., Ltd.	121,500	819,095
India | 1.1%
ICICI Bank, Ltd. Sponsored ADR	157,120	1,800,595
Ireland | 1.3%
Ryanair Holdings PLC Sponsored ADR (*)	29,954	2,244,753
Description	Shares	Fair Value
Israel | 0.9%
Bank Leumi Le-Israel BM	236,640	$1,551,944
Japan | 13.0%
Daiwa House Industry Co., Ltd.	132,692	4,221,473
Kao Corp.	29,920	2,362,104
Makita Corp.	60,600	2,114,386
Nexon Co., Ltd. (*)	168,500	2,647,920
Pan Pacific International Holdings Corp.	36,581	2,425,174
Shin-Etsu Chemical Co., Ltd.	27,800	2,338,416
Sumitomo Mitsui Financial Group, Inc.	77,600	2,715,482
Suzuki Motor Corp.	39,400	1,747,421
Yamaha Corp.	34,100	1,710,117
		22,282,493
Netherlands | 7.3%
ABN AMRO Group NV	77,651	1,753,190
Koninklijke DSM NV	20,151	2,199,638
Royal Dutch Shell PLC, A Shares	181,756	5,711,186
Wolters Kluwer NV	41,778	2,847,237
		12,511,251
Norway | 2.4%
Equinor ASA	85,294	1,869,271
Telenor ASA	115,299	2,309,228
		4,178,499
Singapore | 2.7%
DBS Group Holdings, Ltd.	170,960	3,185,781
NetLink NBN Trust	2,237,900	1,370,903
		4,556,684
South Korea | 0.9%
Samsung Electronics Co., Ltd.	41,418	1,628,745
Spain | 1.6%
Red Electrica Corporacion SA	125,948	2,684,810
Sweden | 3.5%
Assa Abloy AB, Class B	172,585	3,721,051
Epiroc AB, Class A (*)	228,116	2,305,065
		6,026,116
Switzerland | 6.0%
Ferguson PLC	34,960	2,231,126
Julius Baer Group, Ltd.	16,995	687,778
Novartis AG	76,876	7,398,833
		10,317,737
United Kingdom | 14.1%
Compass Group PLC	176,669	4,152,809
Diageo PLC	53,584	2,191,689
Howden Joinery Group PLC	237,909	1,507,234
Informa PLC	223,485	2,167,049

Description	Shares	Fair Value
Lazard Retirement International Equity Portfolio (concluded)
Prudential PLC	190,737	$3,823,019
RELX PLC	189,378	4,055,843
RSA Insurance Group PLC	238,327	1,577,525
The Weir Group PLC	39,436	804,006
Unilever PLC	67,230	3,855,902
		24,135,076
United States | 5.4%
Aon PLC	28,275	4,826,542
Medtronic PLC	49,500	4,508,460
		9,335,002
Total Common Stocks (Cost $144,349,333)		160,834,752
Preferred Stocks | 1.7%
Germany | 1.7%
Volkswagen AG (Cost $3,424,172)	18,282	2,877,436
Short-Term Investments | 2.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $4,697,675)	4,697,675	4,697,675
Total Investments | 98.2% (Cost $152,471,180)		$168,409,863
Cash and Other Assets in Excess of Liabilities | 1.8%		3,075,986
Net Assets | 100.0%		$171,485,849

Description	Shares	Fair Value
Lazard Retirement US Equity Select Portfolio
Common Stocks | 98.4%
Aerospace & Defense | 1.8%
Raytheon Co.	875	$159,320
Auto Components | 0.8%
Aptiv PLC	855	67,964
Banks | 8.8%
Bank of America Corp.	9,420	259,898
Citizens Financial Group, Inc.	2,465	80,112
Comerica, Inc.	525	38,493
Commerce Bancshares, Inc.	2,046	118,791
Wells Fargo & Co.	5,880	284,122
		781,416
Beverages | 3.8%
The Coca-Cola Co.	7,245	339,501
Capital Markets | 3.3%
Intercontinental Exchange, Inc.	3,815	290,474
Communications Equipment | 5.0%
Cisco Systems, Inc.	6,735	363,623
Motorola Solutions, Inc.	570	80,039
		443,662
Construction Materials | 0.8%
Vulcan Materials Co.	599	70,922
Electrical Equipment | 1.8%
Eaton Corp. PLC	1,095	88,213
Rockwell Automation, Inc.	407	71,412
		159,625
Energy Equipment & Services | 0.7%
Halliburton Co.	2,210	64,753
Entertainment | 1.2%
Activision Blizzard, Inc.	1,025	46,668
Electronic Arts, Inc. (*)	587	59,657
		106,325
Equity Real Estate Investment Trusts (REITs) | 1.6%
Prologis, Inc.	1,945	139,943
Food Products | 0.8%
Mondelez International, Inc., Class A	1,340	66,893
Health Care Equipment & Supplies | 5.5%
Danaher Corp.	1,400	184,828
Medtronic PLC	3,295	300,109
		484,937
Health Care Providers & Services | 2.8%
CVS Health Corp.	1,215	65,525
Humana, Inc.	373	99,218
Description	Shares	Fair Value
Laboratory Corp. of America Holdings (*)	535	$81,844
		246,587
Hotels, Restaurants & Leisure | 4.0%
McDonald’s Corp.	1,478	280,672
Starbucks Corp.	1,005	74,712
		355,384
Household Products | 3.3%
The Procter & Gamble Co.	2,825	293,941
Industrial Conglomerates | 3.1%
Honeywell International, Inc.	1,720	273,342
Insurance | 1.8%
Aon PLC	948	161,824
Interactive Media & Services | 6.2%
Alphabet, Inc., Class A (*)	470	553,138
Internet & Direct Marketing Retail | 1.7%
Booking Holdings, Inc. (*)	34	59,327
eBay, Inc.	2,445	90,807
		150,134
IT Services | 4.1%
Accenture PLC, Class A	532	93,643
Visa, Inc., Class A	1,383	216,011
Worldpay, Inc., Class A (*)	509	57,771
		367,425
Life Sciences Tools & Services | 1.3%
Thermo Fisher Scientific, Inc.	418	114,415
Machinery | 1.6%
Deere & Co.	895	143,057
Multiline Retail | 0.5%
Dollar Tree, Inc. (*)	445	46,743
Oil, Gas & Consumable Fuels | 5.4%
Chevron Corp.	1,910	235,274
ConocoPhillips	1,890	126,139
EOG Resources, Inc.	1,285	122,306
		483,719
Pharmaceuticals | 8.8%
Elanco Animal Health, Inc.	2,060	66,064
Johnson & Johnson	2,550	356,464
Pfizer, Inc.	5,525	234,647
Zoetis, Inc.	1,283	129,160
		786,335
Road & Rail | 1.6%
Norfolk Southern Corp.	784	146,522
Semiconductors & Semiconductor Equipment | 3.3%
Analog Devices, Inc.	1,763	185,591

Description	Shares	Fair Value
Lazard Retirement US Equity Select Portfolio (concluded)
Skyworks Solutions, Inc.	760	$62,685
Texas Instruments, Inc.	410	43,488
		291,764
Software | 6.5%
Microsoft Corp.	3,845	453,479
Palo Alto Networks, Inc. (*)	510	123,869
		577,348
Specialty Retail | 3.6%
Lowe’s Cos., Inc.	1,885	206,351
Ross Stores, Inc.	1,180	109,858
		316,209
Technology Hardware, Storage & Peripherals | 2.9%
Apple, Inc.	1,360	258,332
Total Common Stocks
(Cost $7,526,181)		8,741,954
Short-Term Investments | 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $21,095)	21,095	21,095
Total Investments | 98.6% (Cost $7,547,276)		$8,763,049
Cash and Other Assets in Excess of Liabilities | 1.4%		124,424
Net Assets | 100.0%		$8,887,473

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio
Common Stocks | 97.7%
Air Freight & Logistics | 1.4%
Echo Global Logistics, Inc. (*)	31,010	$768,428
Airlines | 1.5%
Alaska Air Group, Inc.	14,650	822,158
Auto Components | 1.2%
Modine Manufacturing Co. (*)	48,375	670,961
Banks | 7.8%
Cadence BanCorp	30,005	556,593
Comerica, Inc.	7,280	533,770
Commerce Bancshares, Inc.	16,124	936,159
PacWest Bancorp	22,235	836,258
Sterling Bancorp	35,690	664,905
Wintrust Financial Corp.	10,470	704,945
		4,232,630
Biotechnology | 1.2%
Cellectis SA ADR (*)	17,120	313,981
Exelixis, Inc. (*)	14,640	348,432
		662,413
Building Products | 2.6%
Armstrong World Industries, Inc.	12,285	975,674
PGT Innovations, Inc. (*)	30,275	419,309
		1,394,983
Capital Markets | 1.2%
Morningstar, Inc.	4,955	624,280
Chemicals | 2.7%
Ingevity Corp. (*)	4,605	486,334
Innospec, Inc.	11,485	957,275
		1,443,609
Commercial Services & Supplies | 1.2%
The Brink’s Co. N Ap	8,560	645,510
Communications Equipment | 1.2%
Ciena Corp. (*)	16,900	631,046
Construction Materials | 1.7%
Eagle Materials, Inc.	10,635	896,531
Containers & Packaging | 1.1%
Graphic Packaging Holding Co.	48,635	614,260
Electric Utilities | 3.8%
OGE Energy Corp.	23,300	1,004,696
PNM Resources, Inc.	22,390	1,059,943
		2,064,639
Electrical Equipment | 4.2%
Atkore International Group, Inc. (*)	40,505	872,073
Description	Shares	Fair Value
EnerSys	9,885	$644,106
Regal Beloit Corp.	9,295	760,982
		2,277,161
Electronic Equipment, Instruments & Components | 1.3%
FLIR Systems, Inc.	15,020	714,652
Entertainment | 1.2%
Take-Two Interactive Software, Inc. (*)	6,975	658,231
Equity Real Estate Investment Trusts (REITs) | 12.4%
Alexandria Real Estate Equities, Inc.	9,355	1,333,649
Brixmor Property Group, Inc.	47,720	876,616
Camden Property Trust	13,060	1,325,590
Hudson Pacific Properties, Inc.	24,865	855,853
Kilroy Realty Corp.	13,830	1,050,527
PS Business Parks, Inc.	8,215	1,288,359
		6,730,594
Food & Staples Retailing | 0.7%
Sprouts Farmers Market, Inc. (*)	18,825	405,491
Food Products | 0.7%
The Simply Good Foods Co. (*)	18,465	380,194
Health Care Equipment & Supplies | 5.2%
AngioDynamics, Inc. (*)	32,640	746,150
Avanos Medical, Inc. (*)	10,685	456,036
Lantheus Holdings, Inc. (*)	27,185	665,489
STERIS PLC	7,325	937,820
		2,805,495
Health Care Providers & Services | 2.6%
Henry Schein, Inc. (*)	8,550	513,940
Laboratory Corp. of America Holdings (*)	5,810	888,814
		1,402,754
Hotels, Restaurants & Leisure | 3.7%
Papa John’s International, Inc.	11,850	627,457
Penn National Gaming, Inc. (*)	33,700	677,370
The Cheesecake Factory, Inc.	14,375	703,225
		2,008,052
Household Durables | 1.7%
Leggett & Platt, Inc.	22,010	929,262
Insurance | 4.8%
Arch Capital Group, Ltd. (*)	26,790	865,853
Brown & Brown, Inc.	27,845	821,706
Reinsurance Group of America, Inc.	6,360	902,993
		2,590,552
IT Services | 3.1%
CoreLogic, Inc. (*)	16,614	619,037

Description	Shares	Fair Value
Lazard Retirement US Small-Mid Cap Equity Portfolio (concluded)
Leidos Holdings, Inc.	16,220	$1,039,540
		1,658,577
Life Sciences Tools & Services | 1.2%
Cambrex Corp. (*)	16,735	650,155
Machinery | 4.2%
Gardner Denver Holdings, Inc. (*)	20,110	559,259
Gates Industrial Corp. PLC (*)	36,875	528,788
Kennametal, Inc.	17,645	648,454
TriMas Corp. (*)	17,645	533,408
		2,269,909
Media | 1.4%
Scholastic Corp.	19,245	765,181
Oil, Gas & Consumable Fuels | 1.1%
Cabot Oil & Gas Corp.	23,705	618,701
Pharmaceuticals | 2.6%
Catalent, Inc. (*)	21,760	883,238
Elanco Animal Health, Inc.	16,100	516,327
		1,399,565
Professional Services | 1.3%
FTI Consulting, Inc. (*)	8,970	689,075
Semiconductors & Semiconductor Equipment | 3.5%
Cypress Semiconductor Corp.	45,075	672,519
Maxim Integrated Products, Inc.	9,100	483,847
MKS Instruments, Inc.	8,245	767,197
		1,923,563
Software | 5.8%
CyberArk Software, Ltd. (*)	6,080	723,824
j2 Global, Inc.	10,535	912,331
Palo Alto Networks, Inc. (*)	4,360	1,058,957
SolarWinds Corp.	24,100	470,432
		3,165,544
Specialty Retail | 2.0%
Floor & Decor Holdings, Inc., Class A (*)	14,325	590,476
Foot Locker, Inc.	8,170	495,102
		1,085,578
Textiles, Apparel & Luxury Goods | 3.0%
Carter’s, Inc.	7,830	789,186
Steven Madden, Ltd.	24,777	838,453
		1,627,639
Trading Companies & Distributors | 1.4%
Air Lease Corp.	22,000	755,700
Total Common Stocks (Cost $49,424,890)		52,983,073
Description	Shares	Fair Value
Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $1,351,990)	1,351,990	$1,351,990
Total Investments | 100.2% (Cost $50,776,880)		$54,335,063
Liabilities in Excess of Cash and Other Assets | (0.2)%		(130,617)
Net Assets | 100.0%		$54,204,446

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common Stocks | 64.2%
Australia | 1.8%
AGL Energy, Ltd.	112,839	$1,744,853
Appen, Ltd.	15,370	245,100
BHP Group, Ltd.	5,689	155,449
BlueScope Steel, Ltd.	17,340	172,344
CIMIC Group, Ltd.	13,469	462,361
Cochlear, Ltd.	1,546	190,955
CSL, Ltd.	5,041	700,302
Evolution Mining, Ltd.	100,122	258,496
Inghams Group, Ltd.	48,191	149,761
Newcrest Mining, Ltd.	14,249	257,463
Qantas Airways, Ltd.	156,885	631,247
Regis Resources, Ltd.	90,662	339,685
Sandfire Resources NL	42,640	210,207
Saracen Mineral Holdings, Ltd. (*)	224,566	458,742
Shopping Centres Australasia Property Group REIT	117,441	220,286
Vicinity Centres REIT	135,704	250,361
Washington H Soul Pattinson & Co., Ltd.	30,175	564,311
Whitehaven Coal, Ltd.	31,498	90,842
Woolworths Group, Ltd.	16,814	363,707
		7,466,472
Belgium | 0.7%
Anheuser- Busch InBev SA/NV Sponsored ADR	17,645	1,481,651
Colruyt SA	5,582	412,770
Proximus SADP	9,642	278,304
Telenet Group Holding NV	3,927	188,975
UCB SA	5,105	438,615
		2,800,315
Canada | 3.5%
Air Canada (*)	10,922	263,253
Alimentation Couche-Tard, Inc., Class B	4,885	287,759
Barrick Gold Corp.	18,608	255,097
BRP, Inc.	8,740	242,511
CAE, Inc.	60,659	1,343,671
Canadian National Railway Co.	22,260	1,991,825
Canadian Natural Resources, Ltd.	3,292	90,383
CGI, Inc. (*)	9,786	672,758
Colliers International Group, Inc.	3,487	232,936
Constellation Software, Inc.	643	544,915
Encana Corp.	26,788	193,945
Granite Real Estate Investment Trust	6,049	289,018
H&R Real Estate Investment Trust	22,530	394,677
Kirkland Lake Gold, Ltd.	6,913	210,233
Description	Shares	Fair Value
National Bank of Canada	13,738	$620,001
Parex Resources, Inc. (*)	20,886	326,962
Rogers Communications, Inc., Class B	30,664	1,649,135
Royal Bank of Canada	17,614	1,328,876
Teck Resources, Ltd., Class B	20,528	474,970
The Toronto-Dominion Bank	49,295	2,676,737
		14,089,662
China | 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	256,300	284,766
Denmark | 0.2%
Coloplast A/S, Class B	1,933	212,139
H. Lundbeck A/S	4,073	176,353
Novo Nordisk A/S, Class B	4,784	250,465
		638,957
Finland | 0.5%
Nordea Bank Abp Sponsored ADR	114,535	881,920
Sampo Oyj, A Shares ADR	42,830	968,600
		1,850,520
France | 1.5%
Electricite de France SA	7,909	108,237
Engie SA	60,705	905,601
Faurecia SA	1,881	79,502
Hermes International	395	261,045
Ipsen SA	3,536	485,532
Peugeot SA	25,208	616,237
Total SA	37,921	2,105,857
Ubisoft Entertainment SA ADR (*)	73,515	1,312,243
Unibail-Rodamco-Westfield REIT	1,558	255,407
Veolia Environnement SA	4,032	90,183
		6,219,844
Germany | 0.8%
Allianz SE	3,574	794,926
Covestro AG	6,262	344,484
Deutsche Lufthansa AG	29,429	645,826
Deutsche Telekom AG	5,925	98,343
Rheinmetall AG	886	92,297
RWE AG	3,761	100,776
SAP SE	738	85,272
Siltronic AG	1,257	110,926
Symrise AG ADR	49,695	1,119,380
		3,392,230
Hong Kong | 1.0%
AIA Group, Ltd. Sponsored ADR	45,525	1,822,593
Hang Seng Bank, Ltd. Sponsored ADR	61,190	1,512,005
Jardine Matheson Holdings, Ltd.	2,900	181,025

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Swire Pacific, Ltd., Class A	35,500	$457,243
		3,972,866
Israel | 0.5%
Bank Leumi Le-Israel BM	84,796	556,114
Israel Discount Bank, Ltd., ADR	27,265	927,010
Israel Discount Bank, Ltd., Class A	170,343	589,676
		2,072,800
Italy | 1.3%
Assicurazioni Generali SpA	4,897	90,671
Enel SpA	367,589	2,352,790
Eni SpA	13,410	236,896
Italgas SpA	77,120	476,779
Poste Italiane SpA	65,401	636,506
Terna SpA	238,793	1,514,743
UniCredit SpA	10,272	131,787
		5,440,172
Japan | 5.0%
Advantest Corp.	6,500	151,850
Amano Corp.	10,300	243,243
Bandai Namco Holdings, Inc.	5,100	239,374
Canon, Inc.	3,700	107,514
Capcom Co., Ltd.	4,900	110,064
Daito Trust Construction Co., Ltd.	1,900	264,869
Daiwa House Industry Co., Ltd.	25,300	804,896
Daiwa House Industry Co., Ltd. ADR	38,765	1,233,502
Dip Corp.	7,900	137,064
East Japan Railway Co.	17,400	1,682,765
Fukuoka Financial Group, Inc.	13,800	307,017
Japan Post Holdings Co., Ltd.	91,000	1,065,463
Japan Prime Realty Investment Corp. REIT	58	238,915
JFE Holdings, Inc.	22,300	379,206
Juki Corp.	4,100	41,000
Kao Corp., ADR	73,890	1,165,984
KDDI Corp.	10,890	234,904
Kinden Corp.	4,900	81,351
Kobe Bussan Co., Ltd.	3,000	113,975
Kyushu Electric Power Co., Inc.	10,100	119,319
Marvelous, Inc.	9,700	75,359
McDonald’s Holdings Co. Japan, Ltd.	10,600	490,654
Mitsubishi UFJ Financial Group, Inc.	49,500	245,681
MS&AD Insurance Group Holdings, Inc.	9,600	292,626
Nissan Motor Co., Ltd.	9,400	77,284
Nomura Holdings, Inc.	29,500	105,803
NTT DOCOMO, Inc.	73,682	1,634,057
ORIX Corp.	10,500	151,145
Description	Shares	Fair Value
Ryohin Keikaku Co., Ltd. ADR	22,850	$1,160,780
SAMTY Co., Ltd.	13,900	189,042
Seven & I Holdings Co., Ltd.	8,000	301,884
Shikoku Electric Power Co., Inc.	26,400	321,768
Shin-Etsu Chemical Co., Ltd.	3,700	311,228
Shionogi & Co., Ltd.	2,300	142,611
Sompo Holdings, Inc.	6,096	225,232
Stanley Electric Co., Ltd.	3,300	89,038
Sumitomo Heavy Industries, Ltd.	5,900	191,952
Sumitomo Mitsui Construction Co., Ltd.	48,500	338,208
Sumitomo Mitsui Trust Holdings, Inc.	5,300	190,734
Taisei Corp.	6,500	302,417
TechnoPro Holdings Inc., ADR	111,620	1,318,232
Teijin, Ltd.	5,800	95,873
The Chiba Bank, Ltd.	13,900	75,688
The Chugoku Electric Power Co., Inc.	6,800	84,857
The Dai-ichi Life Insurance Co., Ltd.	17,500	243,854
The Gunma Bank, Ltd.	71,300	270,472
Tokyo Electron, Ltd.	1,600	232,000
Tokyo Gas Co., Ltd.	33,600	909,090
Tosoh Corp.	8,300	129,470
Yamaha Corp. Sponsored ADR	23,430	1,175,717
		20,095,031
Malta | 0.0%
Kindred Group PLC	18,824	188,222
Netherlands | 1.0%
Euronext NV	5,058	321,002
Koninklijke Ahold Delhaize NV	15,667	417,151
Royal Dutch Shell PLC, A Shares	21,456	674,196
Wolters Kluwer NV	941	64,131
Wolters Kluwer NV Sponsored ADR	37,195	2,532,422
		4,008,902
New Zealand | 0.0%
Spark New Zealand, Ltd.	75,700	196,031
Norway | 0.8%
DNO ASA	58,454	129,921
Equinor ASA	17,014	372,872
Leroy Seafood Group ASA	33,484	243,122
Mowi ASA	19,736	440,939
Salmar ASA	8,086	388,013
Telenor ASA	78,157	1,565,342
TGS NOPEC Geophysical Co. ASA	3,284	89,679
		3,229,888
Singapore | 0.7%
Jardine Cycle & Carriage, Ltd.	13,300	319,493

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Oversea-Chinese Banking Corp., Ltd.	11,700	$95,569
Oversea-Chinese Banking Corp., Ltd. ADR	91,455	1,493,917
Singapore Airlines, Ltd.	43,700	312,081
Singapore Technologies Engineering, Ltd.	190,100	525,587
		2,746,647
Spain | 0.1%
Amadeus IT Group SA	4,417	353,997
CIE Automotive SA	4,289	115,478
Corporacion Financiera Alba SA	1,792	88,882
		558,357
Sweden | 0.9%
Assa Abloy AB ADR	86,235	927,457
Axfood AB	16,659	310,099
Boliden AB	3,170	90,013
Epiroc AB ADR (*)	118,860	1,194,543
Hexagon AB ADR	21,415	1,121,075
		3,643,187
Switzerland | 1.3%
Novartis AG	2,657	255,720
Novartis AG Sponsored ADR	21,035	2,022,305
Partners Group Holding AG	603	438,933
Roche Holding AG	8,882	2,448,408
The Swatch Group AG	4,644	257,378
		5,422,744
United Kingdom | 5.2%
Admiral Group PLC	14,456	409,424
Anglo American PLC	19,595	526,115
Associated British Foods PLC	3,545	112,780
Auto Trader Group PLC	40,247	273,568
Britvic PLC	19,554	243,081
Bunzl PLC Sponsored ADR	42,070	1,383,682
Cineworld Group PLC	221,561	846,898
Coca-Cola European Partners PLC	27,015	1,397,756
Compass Group PLC	33,284	782,379
Compass Group PLC Sponsored ADR	57,512	1,376,837
Diageo PLC Sponsored ADR	17,695	2,895,079
Hargreaves Lansdown PLC	4,473	108,886
Howden Joinery Group PLC	51,531	326,466
Imperial Brands PLC	21,980	753,140
International Consolidated Airlines Group SA	70,498	470,099
National Grid PLC	86,090	957,313
Prudential PLC ADR	25,330	1,018,773
RELX PLC Sponsored ADR	83,480	1,790,646
Rio Tinto, Ltd.	7,872	549,095
Royal Bank of Scotland Group PLC	33,736	108,825
Description	Shares	Fair Value
RSA Insurance Group PLC ADR	116,195	$776,183
SSP Group PLC	39,220	353,783
Tate & Lyle PLC	36,880	348,818
The Weir Group PLC Sponsored ADR	60,930	620,572
Unilever PLC Sponsored ADR	36,620	2,113,706
WH Smith PLC	8,270	228,922
Wm Morrison Supermarkets PLC	102,499	303,956
		21,076,782
United States | 37.3%
3M Co.	1,458	302,943
AbbVie, Inc.	4,975	400,935
Accenture PLC, Class A	11,960	2,105,199
Adobe System, Inc. (*)	2,078	553,766
Aflac, Inc.	18,517	925,850
Alphabet, Inc., Class A (*)	2,257	2,656,241
Alphabet, Inc., Class C (*)	176	206,503
Amazon.com, Inc. (*)	766	1,364,055
American Electric Power Co., Inc.	13,830	1,158,263
American Express Co.	4,599	502,671
Ameriprise Financial, Inc.	1,179	151,030
Amgen, Inc.	5,119	972,508
Aon PLC	23,055	3,935,489
Apple, Inc.	7,741	1,470,403
Applied Materials, Inc.	2,689	106,646
Atmos Energy Corp.	8,323	856,686
AutoZone, Inc. (*)	647	662,606
Avnet, Inc.	12,189	528,637
Bank of America Corp.	81,811	2,257,166
Baxter International, Inc.	1,341	109,037
Best Buy Co., Inc.	1,537	109,219
Biogen, Inc. (*)	6,510	1,538,834
Booking Holdings, Inc. (*)	668	1,165,600
BorgWarner, Inc.	2,562	98,406
Boston Scientific Corp. (*)	38,600	1,481,468
Brinker International, Inc.	5,323	236,235
Bristol-Myers Squibb Co.	11,362	542,081
Broadcom, Inc.	1,506	452,869
Broadridge Financial Solutions, Inc.	7,118	738,065
Burlington Stores, Inc. (*)	1,475	231,103
Cadence Design Systems, Inc. (*)	2,619	166,333
Cardinal Health, Inc.	3,001	144,498
Cboe Global Markets, Inc.	2,328	222,184
CBRE Group, Inc., Class A (*)	17,566	868,639
Centene Corp. (*)	3,334	177,035
Cerner Corp. (*)	3,414	195,315
Charter Communications, Inc., Class A (*)	430	149,171
Chevron Corp.	11,496	1,416,077

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Church & Dwight Co., Inc.	3,721	$265,047
Cigna Corp.	973	156,478
Cisco Systems, Inc.	27,730	1,497,143
Citigroup, Inc.	5,200	323,544
Citizens Financial Group, Inc.	14,338	465,985
Comcast Corp., Class A	37,836	1,512,683
Comerica, Inc.	18,940	1,388,681
ConocoPhillips	15,906	1,061,566
Costco Wholesale Corp.	1,102	266,838
Cracker Barrel Old Country Store, Inc.	1,827	295,261
CVS Health Corp.	7,335	395,577
Darden Restaurants, Inc.	8,843	1,074,159
Deckers Outdoor Corp. (*)	1,125	165,364
Diamondback Energy, Inc.	3,126	317,383
Discover Financial Services	4,331	308,194
Eastman Chemical Co.	11,397	864,804
Eaton Corp. PLC	10,500	845,880
Eaton Vance Corp.	7,736	311,838
eBay, Inc.	25,425	944,285
Eli Lilly & Co.	17,507	2,271,708
Encompass Health Corp.	2,811	164,162
EPR Properties REIT	3,303	254,001
Exelon Corp.	21,053	1,055,387
F5 Networks, Inc. (*)	5,546	870,334
Facebook, Inc., Class A (*)	3,519	586,582
FactSet Research Systems, Inc.	1,024	254,228
Fifth Third Bancorp	17,016	429,144
Fiserv, Inc. (*)	9,609	848,283
Graco, Inc.	11,739	581,315
GreenSky, Inc., Class A	19,293	249,651
H&R Block, Inc.	18,573	444,638
HollyFrontier Corp.	1,533	75,531
Honeywell International, Inc.	15,142	2,406,367
Hormel Foods Corp.	5,618	251,462
Humana, Inc.	4,307	1,145,662
Huntsman Corp.	14,996	337,260
IDEXX Laboratories, Inc. (*)	1,422	317,959
Ingredion, Inc.	2,284	216,272
Insperity, Inc.	1,590	196,619
Intel Corp.	52,048	2,794,978
Intercontinental Exchange, Inc.	32,475	2,472,647
Intuit, Inc.	5,469	1,429,651
IQVIA Holdings, Inc. (*)	20,554	2,956,693
Jabil, Inc.	8,399	223,329
Johnson & Johnson	27,149	3,795,159
Jones Lang LaSalle, Inc.	2,668	411,352
Description	Shares	Fair Value
JPMorgan Chase & Co.	815	$82,502
Kellogg Co.	4,343	249,201
Keysight Technologies, Inc. (*)	1,901	165,767
Kimberly-Clark Corp.	10,215	1,265,639
Kohl’s Corp.	1,880	129,288
Lamb Weston Holdings, Inc.	6,609	495,278
Lear Corp.	5,424	736,091
Lockheed Martin Corp.	799	239,828
Lowe’s Cos., Inc.	16,348	1,789,616
LPL Financial Holdings, Inc.	5,240	364,966
Lululemon Athletica, Inc. (*)	3,690	604,680
Marathon Oil Corp.	24,064	402,109
MasterCard, Inc., Class A	10,856	2,556,045
Maxim Integrated Products, Inc.	1,853	98,524
McDonald’s Corp.	7,715	1,465,079
McGrath RentCorp	4,239	239,800
Merck & Co., Inc.	25,265	2,101,290
MetLife, Inc.	6,416	273,129
Micron Technology, Inc. (*)	5,346	220,950
Microsoft Corp.	35,788	4,220,837
Monster Beverage Corp. (*)	4,432	241,899
Moody’s Corp.	1,259	227,992
Morgan Stanley	7,096	299,451
Motorola Solutions, Inc.	10,300	1,446,326
Nasdaq, Inc.	2,274	198,952
NetApp, Inc.	6,390	443,083
Newmark Group, Inc., Class A	10,522	87,753
NIKE, Inc., Class B	25,345	2,134,302
Northern Trust Corp.	2,143	193,749
Northrop Grumman Corp.	3,147	848,431
NRG Energy, Inc.	12,298	522,419
NVIDIA Corp.	856	153,703
NVR, Inc. (*)	33	91,311
Occidental Petroleum Corp.	7,984	528,541
Paychex, Inc.	10,510	842,902
PayPal Holdings, Inc. (*)	1,142	118,585
PepsiCo, Inc.	13,299	1,629,792
Philip Morris International, Inc.	11,434	1,010,651
Phillips 66	1,265	120,390
Pinnacle West Capital Corp.	8,339	797,042
PotlatchDeltic Corp. REIT	2,132	80,568
Prudential Financial, Inc.	4,117	378,270
Public Storage REIT	1,116	243,042
Radian Group, Inc.	4,566	94,699
Ralph Lauren Corp.	2,624	340,280
Raytheon Co.	2,456	447,188
Red Hat, Inc. (*)	1,445	264,002

Description	Shares	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Regions Financial Corp.	19,751	$279,477
Renewable Energy Group, Inc. (*)	10,652	233,918
Republic Services, Inc.	17,218	1,383,983
Rockwell Automation, Inc.	10,235	1,795,833
Ross Stores, Inc.	11,000	1,024,100
Ryman Hospitality Properties, Inc. REIT	5,558	457,090
S&P Global, Inc.	7,550	1,589,653
Schlumberger, Ltd.	19,555	852,011
Seagate Technology PLC	2,925	140,078
Simon Property Group, Inc. REIT	15,471	2,818,971
Skyworks Solutions, Inc.	1,217	100,378
Starbucks Corp.	37,746	2,806,038
Synchrony Financial	16,039	511,644
Synovus Financial Corp.	3,995	137,268
Sysco Corp.	19,533	1,304,023
T-Mobile US, Inc. (*)	9,595	663,015
Taubman Centers, Inc. REIT	4,638	245,257
TE Connectivity, Ltd.	1,108	89,471
Teradyne, Inc.	2,541	101,233
Texas Instruments, Inc.	9,135	968,949
The Boeing Co.	1,712	652,991
The Chemours Co.	2,137	79,411
The Coca-Cola Co.	47,590	2,230,067
The Estee Lauder Cos., Inc., Class A	11,696	1,936,273
The Gap, Inc.	3,353	87,782
The Procter & Gamble Co.	33,357	3,470,796
The TJX Cos., Inc.	55,805	2,969,384
The Toro Co.	7,501	516,369
The Walt Disney Co.	4,085	453,558
Thermo Fisher Scientific, Inc.	10,320	2,824,790
Tractor Supply Co.	7,548	737,893
Tyson Foods, Inc., Class A	6,375	442,616
United Continental Holdings, Inc. (*)	1,401	111,772
United Rentals, Inc. (*)	4,575	522,694
United States Cellular Corp. (*)	5,269	241,900
UnitedHealth Group, Inc.	10,343	2,557,410
Universal Health Services, Inc., Class B	2,399	320,914
Unum Group	4,289	145,097
USANA Health Sciences, Inc. (*)	2,021	169,501
Verizon Communications, Inc.	52,201	3,086,645
Vertex Pharmaceuticals, Inc. (*)	625	114,969
Viacom, Inc., Class B	3,662	102,792
Visa, Inc., Class A	16,354	2,554,331
Walgreens Boots Alliance, Inc.	2,480	156,910
Waste Management, Inc.	10,277	1,067,883
Description	Shares	Fair Value
WW Grainger, Inc.	3,076	$925,661
Xcel Energy, Inc.	6,015	338,103
Zions BanCorp.	2,189	99,403
Zoetis, Inc.	25,581	2,575,239
		151,142,336
Total Common Stocks (Cost $243,127,716)		260,536,731

Description	Security Currency	Principal Amount (000)	Fair Value
Corporate Bonds | 7.6%
Australia | 0.2%
Telstra Corp., Ltd., 4.000%, 09/16/22	AUD	900	$670,168
Canada | 0.4%
Canadian Imperial Bank of Commerce, 2.900%, 09/14/21	CAD	1,865	1,418,773
Denmark | 0.3%
Carlsberg Breweries A/S, 2.500%, 05/28/24	EUR	1,105	1,362,089
France | 0.4%
Schneider Electric SE, 2.950%, 09/27/22	USD	1,450	1,456,108
Germany | 0.3%
BMW Finance NV, 0.875%, 08/16/22	GBP	1,100	1,402,178
Netherlands | 0.5%
BNG Bank NV, 5.000%, 09/16/20	NZD	1,392	986,979
Nederlandse Waterschapsbank NV, 3.125%, 12/05/22 (#)	USD	1,145	1,173,682
			2,160,661
New Zealand | 0.2%
Fonterra Cooperative Group, Ltd.:
5.500%, 02/26/24	AUD	1,000	802,793
4.000%, 11/02/27	AUD	100	75,112
			877,905
Spain | 0.4%
Iberdrola International BV, 1.125%, 04/21/26	EUR	1,300	1,515,148
Switzerland | 0.3%
ABB Finance USA, Inc., 3.375%, 04/03/23	USD	1,260	1,280,943
United Kingdom | 0.6%
Ashtead Capital, Inc., 4.125%, 08/15/25	USD	1,010	992,325

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
Unilever Capital Corp., 3.250%, 03/07/24	USD	1,485	$1,512,908
			2,505,233
United States | 4.0%
Apple, Inc., 3.850%, 05/04/43	USD	1,380	1,396,164
Bank of America Corp., 3.499%, 05/17/22 (§)	USD	1,440	1,457,736
Citigroup, Inc., 3.590% (BBSW 3 Month + 1.550%), 05/04/21 (§)	AUD	1,386	997,488
John Deere Canada Funding, Inc., 2.050%, 09/17/20	CAD	1,850	1,381,918
Johnson & Johnson, 3.625%, 03/03/37	USD	1,380	1,401,253
JPMorgan Chase & Co., 4.500%, 01/24/22	USD	970	1,014,420
Microsoft Corp., 4.450%, 11/03/45	USD	1,973	2,249,452
Morgan Stanley, 3.625%, 01/20/27	USD	1,580	1,583,813
NIKE, Inc., 2.375%, 11/01/26	USD	1,655	1,601,200
Starbucks Corp., 3.100%, 03/01/23	USD	735	742,429
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	USD	695	707,260
Verizon Communications, Inc., 3.875%, 02/08/29	USD	1,065	1,094,917
Wells Fargo Canada Corp., 3.040%, 01/29/21	CAD	600	455,266
			16,083,316
Total Corporate Bonds (Cost $30,364,913)			30,732,522
Foreign Government Obligations | 14.2%
Australia | 0.7%
Queensland Treasury Corp.:
3.000%, 03/22/24	AUD	1,570	1,176,616
3.000%, 03/22/24 (#)	AUD	175	131,152
Western Australian Treasury Corp., 6.000%, 10/16/23	AUD	1,780	1,493,998
			2,801,766
Bermuda | 1.0%
Government of Bermuda:
4.854%, 02/06/24	USD	3,155	3,339,804
3.717%, 01/25/27	USD	840	830,579
			4,170,383
Description	Security Currency	Principal Amount (000)	Fair Value
Canada | 2.1%
City of Vancouver, 2.900%, 11/20/25	CAD	885	$685,483
Province of Ontario, 2.450%, 06/29/22	USD	620	618,566
Province of Quebec:
3.500%, 07/29/20	USD	2,510	2,543,087
1.650%, 03/03/22	CAD	945	704,703
3.000%, 09/01/23	CAD	3,150	2,459,374
2.500%, 04/20/26	USD	1,710	1,692,673
			8,703,886
Cayman Islands | 0.1%
Cayman Islands Government Bonds, 5.950%, 11/24/19	USD	545	558,819
Chile | 0.9%
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/26	CLP	980,000	1,485,442
Republic of Chile, 3.125%, 01/21/26	USD	2,085	2,116,275
			3,601,717
Czech Republic | 0.7%
Czech Republic, 2.500%, 08/25/28	CZK	57,560	2,642,596
France | 0.4%
Government of France, 1.750%, 06/25/39	EUR	1,140	1,457,205
Hungary | 1.1%
Hungary, 6.375%, 03/29/21	USD	1,296	1,379,048
Hungary Government Bonds:
3.000%, 06/26/24	HUF	391,150	1,451,928
3.000%, 10/27/27	HUF	410,930	1,492,957
			4,323,933
Ireland | 0.7%
Ireland Government Bonds, 1.700%, 05/15/37	EUR	2,340	2,861,514
Italy | 0.4%
Italy Government International Bonds, 6.875%, 09/27/23	USD	1,275	1,417,290
Japan | 0.7%
Japan International Cooperation Agency:
1.875%, 11/13/19	USD	1,660	1,650,771
2.125%, 10/20/26	USD	1,030	983,417
			2,634,188
Mexico | 0.2%
United Mexican States, 6.750%, 02/06/24	GBP	640	976,316

Description	Security Currency	Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
New Zealand | 0.3%
New Zealand Government Bonds, 6.000%, 05/15/21	NZD	1,905	$1,409,850
Norway | 1.3%
Kommunalbanken AS, 1.375%, 10/26/20 (#)	USD	820	806,421
Oslo Kommune:
3.600%, 12/06/22	NOK	3,000	365,838
3.650%, 11/08/23	NOK	4,000	496,183
2.300%, 03/14/24	NOK	7,000	815,846
2.350%, 09/04/24	NOK	9,000	1,054,755
2.600%, 11/12/25	NOK	4,000	474,805
1.720%, 05/06/26 (§)	NOK	12,000	1,386,582
			5,400,430
Panama | 0.7%
Republic of Panama, 4.000%, 09/22/24	USD	2,685	2,800,455
Poland | 0.7%
Poland Government Bonds, 2.500%, 07/25/26	PLN	11,217	2,913,107
Romania | 0.2%
Romania Government Bonds, 2.375%, 04/19/27	EUR	605	687,091
Singapore | 0.8%
Singapore Government Bonds, 3.000%, 09/01/24	SGD	4,167	3,237,149
Spain | 0.3%
Spain Government Bonds, 1.400%, 04/30/28	EUR	1,205	1,407,408
Sweden | 0.2%
Kommuninvest I Sverige AB, 1.500%, 04/23/19 (#)	USD	715	714,550
United Kingdom | 0.7%
United Kingdom Gilt:
1.750%, 09/07/37	GBP	1,085	1,474,404
1.500%, 07/22/47	GBP	1,160	1,490,294
			2,964,698
Total Foreign Government Obligations (Cost $57,379,123)			57,684,351
Quasi Government Bonds | 1.0%
Canada | 0.5%
Export Development Canada, 1.800%, 09/01/22	CAD	2,835	2,125,354
Germany | 0.4%
KFW, 1.125%, 12/23/19	GBP	1,190	1,553,480
Description	Security Currency	Principal Amount (000)	Fair Value
Singapore | 0.1%
Temasek Financial I, Ltd., 4.300%, 10/25/19	USD	515	$519,698
Total Quasi Government Bonds (Cost $4,217,029)			4,198,532
Supranational Bonds | 3.3%
African Development Bank, 2.375%, 09/23/21	USD	1,381	1,380,576
Asian Development Bank:
1.875%, 04/12/19	USD	1,045	1,044,808
1.000%, 12/15/22	GBP	1,180	1,535,892
2.125%, 03/19/25	USD	2,115	2,081,326
European Investment Bank, 1.125%, 09/16/21 (#)	CAD	1,875	1,380,795
International Bank for Reconstruction & Development:
3.500%, 01/22/21	NZD	995	697,247
2.500%, 08/03/23	CAD	2,970	2,278,767
2.900%, 11/26/25	AUD	985	732,791
International Finance Corp.:
3.625%, 05/20/20	NZD	1,465	1,017,848
2.700%, 03/15/23	AUD	1,595	1,167,937
Total Supranational Bonds (Cost $13,316,998)			13,317,987
US Government Securities | 0.5%
Federal National Mortgage Association, 2.625%, 09/06/24 (Cost $1,826,350)		1,850	1,877,392
US Municipal Bonds | 0.7%
California | 0.5%
California State Build America Bonds, 7.500%, 04/01/34	USD	940	1,357,031
State of California, 4.500%, 04/01/33	USD	700	757,295
			2,114,326
Georgia | 0.1%
Georgia State Build America Bonds Series B, 2.380%, 02/01/27	USD	350	336,423
Pennsylvania | 0.0%
Pennsylvania State Build America Bonds Third Series B, 5.850%, 07/15/30	USD	50	51,824
Wisconsin | 0.1%
Wisconsin State Build America Bonds Series D, 5.400%, 05/01/28	USD	175	179,727
Total US Municipal Bonds (Cost $2,675,819)			2,682,300

Description		Principal Amount (000)	Fair Value
Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)
US Treasury Securities | 5.5%
Treasury Inflation Protected Security, 0.125%, 04/15/20	USD	1,580	$1,572,589
US Treasury Notes:
1.750%, 05/15/23	USD	6,845	6,715,854
2.125%, 05/15/25	USD	5,730	5,672,924
2.875%, 08/15/28	USD	4,115	4,279,922
3.125%, 11/15/41	USD	4,023	4,288,109
Total US Treasury Securities (Cost $21,982,268)			22,529,398

Description		Shares	Fair Value
Short-Term Investments | 2.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.35% (7 day yield) (Cost $11,277,087)		11,277,087	$11,277,087
Total Investments l 99.8% (Cost $386,167,303) (»)			$404,836,300
Cash and Other Assets in Excess of Liabilities l 0.2%			919,599
Net Assets l 100.0%			$405,755,899

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at March 31, 2019:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	268,829	USD	191,000	HSB	05/15/19	$39	$—
AUD	528,016	USD	373,292	HSB	05/15/19	1,936	—
AUD	2,128,148	USD	1,508,857	HSB	05/15/19	3,482	—
CAD	433,450	USD	326,585	HSB	05/15/19	—	1,878
CAD	496,110	USD	372,000	HSB	05/15/19	—	353
CAD	1,643,570	USD	1,226,271	HSB	05/15/19	4,963	—
CHF	41,821	USD	42,000	HSB	05/15/19	170	—
CHF	390,795	USD	392,640	HSB	05/15/19	1,421	—
CZK	8,528,246	USD	373,518	CIT	04/25/19	—	2,664
CZK	12,687,333	USD	555,300	HSB	04/25/19	—	3,586
CZK	37,682,394	USD	1,649,409	JPM	04/25/19	—	10,773
EUR	5,532,413	USD	6,378,928	CIT	04/10/19	—	168,712
EUR	21,613	USD	24,642	HSB	04/10/19	—	381
EUR	185,375	USD	215,330	HSB	04/10/19	—	7,244
EUR	2,239,207	USD	2,543,000	HSB	04/10/19	—	29,457
EUR	15,710,163	USD	18,099,522	HSB	04/10/19	—	464,630
EUR	1,943,995	USD	2,209,759	HSB	06/28/19	—	13,018
EUR	256,334	USD	295,330	JPM	04/10/19	—	7,591
EUR	2,281,075	USD	2,607,800	JPM	04/10/19	—	47,260
GBP	527,786	USD	701,000	HSB	05/15/19	—	12,111
GBP	285,237	USD	377,721	SSB	06/28/19	—	4,604
JPY	279,265,135	USD	2,518,000	CIT	05/15/19	10,695	—
JPY	1,319,575,333	USD	12,044,482	CIT	05/15/19	—	95,965
JPY	1,277,827,598	USD	11,662,193	HSB	05/15/19	—	91,695
JPY	167,035,648	USD	1,529,462	HSB	06/28/19	—	12,053
JPY	66,588,261	USD	609,732	SSB	06/28/19	—	4,822
MXN	596,194	USD	31,000	HSB	05/15/19	—	496
MXN	10,078,789	USD	515,895	HSB	05/15/19	—	225
NOK	119,459	USD	14,000	HSB	05/15/19	—	126
NOK	3,215,429	USD	377,624	HSB	05/15/19	—	4,196
NZD	36,455	USD	25,000	HSB	05/15/19	—	154
NZD	2,118,533	USD	1,442,803	HSB	05/15/19	1,068	—
PLN	94,429	USD	25,000	HSB	05/15/19	—	372
SGD	33,745	USD	25,000	CIT	05/15/19	—	81
USD	626,256	AUD	880,938	HSB	05/15/19	230	—
USD	5,942,472	AUD	8,405,550	HSB	05/15/19	—	30,817
USD	1,387,205	AUD	1,951,859	HSB	06/28/19	—	937
USD	767,422	AUD	1,085,425	JPM	05/15/19	—	3,921
USD	310,738	AUD	437,148	SSB	06/28/19	—	157
USD	70,258	CAD	93,520	HSB	05/15/19	200	—
USD	231,188	CAD	309,810	HSB	05/15/19	—	897
USD	596,300	CAD	800,974	HSB	05/15/19	—	3,727
USD	681,817	CAD	903,987	HSB	05/15/19	4,621	—
USD	6,960,992	CAD	9,238,768	HSB	05/15/19	40,034	—
USD	2,842,269	CAD	3,802,103	HSB	06/28/19	—	9,045
USD	690,744	CAD	920,104	JPM	05/15/19	1,474	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,812,276	CAD	2,405,746	JPM	05/15/19	$10,081	$—
USD	340,272	CAD	455,213	SSB	06/28/19	—	1,106
USD	154,573	CLP	103,086,000	CIT	04/29/19	3,082	—
USD	1,350,523	CLP	908,834,323	CIT	04/29/19	14,940	—
USD	377,186	CZK	8,528,246	CIT	04/25/19	6,332	—
USD	554,025	CZK	12,687,333	HSB	04/25/19	2,311	—
USD	1,669,330	CZK	37,682,394	JPM	04/25/19	30,694	—
USD	837,418	EUR	736,361	CIT	04/10/19	10,842	—
USD	2,535,600	EUR	2,240,227	CIT	04/10/19	20,912	—
USD	1,233,661	EUR	1,095,370	HSB	04/10/19	4,091	—
USD	2,367,200	EUR	2,097,076	HSB	04/10/19	13,201	—
USD	2,418,300	EUR	2,149,791	HSB	04/10/19	5,127	—
USD	228,000	EUR	200,619	JPM	04/10/19	2,803	—
USD	706,275	EUR	627,796	JPM	04/10/19	1,565	—
USD	132,113	GBP	99,796	HSB	05/15/19	1,855	—
USD	170,580	GBP	128,696	HSB	05/15/19	2,600	—
USD	295,629	GBP	222,305	HSB	05/15/19	5,467	—
USD	1,208,928	GBP	935,811	HSB	05/15/19	—	12,534
USD	156,653	GBP	121,258	JPM	05/15/19	—	1,618
USD	1,624,350	HKD	12,715,543	SSB	06/28/19	375	—
USD	589,530	HUF	165,064,807	HSB	05/08/19	11,557	—
USD	307,762	HUF	84,583,545	JPM	05/08/19	11,594	—
USD	1,002,953	HUF	278,625,242	JPM	05/08/19	27,349	—
USD	1,055,254	HUF	296,958,982	JPM	05/08/19	15,455	—
USD	677,801	ILS	2,434,120	HSB	06/28/19	3,686	—
USD	2,732,600	JPY	300,857,893	JPM	05/15/19	8,386	—
USD	221,937	MXN	4,335,873	HSB	05/15/19	97	—
USD	1,101,708	NOK	9,522,467	CIT	05/15/19	—	4,196
USD	117,026	NOK	1,005,089	HSB	05/15/19	299	—
USD	505,368	NOK	4,299,568	HSB	05/15/19	6,032	—
USD	596,300	NOK	5,223,928	HSB	05/15/19	—	10,387
USD	686,390	NOK	5,845,025	HSB	05/15/19	7,571	—
USD	1,874,388	NOK	16,198,536	HSB	05/15/19	—	6,850
USD	2,670,715	NOK	22,793,221	HSB	06/28/19	19,177	—
USD	680,871	NZD	990,569	CIT	05/15/19	5,755	—
USD	1,233,391	NZD	1,827,621	CIT	05/15/19	—	12,212
USD	2,636,063	NZD	3,905,279	HSB	05/15/19	—	25,553
USD	189,076	NZD	273,738	JPM	05/15/19	2,512	—
USD	562,330	NZD	833,046	JPM	05/15/19	—	5,427
USD	300,950	PLN	1,134,878	HSB	05/15/19	4,963	—
USD	2,418,100	PLN	9,235,139	HSB	05/15/19	9,484	—
USD	672,621	SEK	6,208,094	HSB	06/28/19	523	—
USD	2,147,040	SGD	2,906,371	CIT	05/15/19	776	—
USD	844,493	SGD	1,143,081	HSB	05/15/19	364	—
USD	1,197,539	SGD	1,616,677	HSB	06/28/19	2,686	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$344,877	$1,113,831

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

March 31, 2019 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2019, these securities amounted to 1.0% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2019.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	- American Depositary Receipt
BBSW	- Bank Bill Swap Reference Rate
GDR	- Global Depositary Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Currency Abbreviations:
AUD	- Australian Dollar	ILS	- Israeli Shekel
CAD	- Canadian Dollar	JPY	- Japanese Yen
CHF	- Swiss Franc	MXN	- Mexican New Peso
CLP	- Chilean Peso	NOK	- Norwegian Krone
CZK	- Czech Koruna	NZD	- New Zealand Dollar
EUR	- Euro	PLN	- Polish Zloty
GBP	- British Pound Sterling	SEK	- Swedish Krone
HKD	- Hong Kong Dollar	SGD	- Singapore Dollar
HUF	- Hungarian Forint	USD	- United States Dollar

Counterparty Abbreviations:
CIT	- Citibank NA
HSB	- HSBC Bank USA NA
JPM	- JPMorgan Chase Bank NA
SSB	- State Street Bank and Trust Co.

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement International Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	2.3%	1.0%
Air Freight & Logistics	0.3	—	—
Airlines	—	1.3	0.6
Auto Components	1.3	1.0	0.3
Automobiles	3.3	2.7	0.5
Banks	24.9	8.8	6.4
Beverages	1.1	5.4	2.8
Biotechnology	—	—	0.9
Building Products	—	2.2	0.2
Capital Markets	—	0.4	2.5
Chemicals	0.1	4.1	0.8
Commercial Services & Suppliers	—	—	0.9
Communications Equipment	—	—	0.9
Construction & Engineering	—	1.7	0.3
Construction Materials	3.4	—	—
Consumer Finance	—	—	0.3
Containers & Packaging	—	1.1	—
Distributors	—	—	0.1
Diversified Consumer Services	—	—	0.1
Diversified Financial Services	—	—	1.0
Diversified Telecommunication Services	1.7	2.1	1.7
Electric Utilities	—	1.6	2.3
Electrical Equipment	—	—	1.0
Electronic Equipment, Instruments & Components	1.7	—	0.6
Energy Equipment & Services	—	—	0.2
Equity Real Estate Investment Trusts (REITs)	—	—	1.4
Entertainment	2.8	3.5	0.7
Food & Staples Retailing	1.9	—	1.0
Food Products	—	—	1.0
Gas Utilities	1.0	—	0.6
Health Care Equipment & Supplies	—	2.6	0.6
Health Care Providers & Services	0.7	0.8	1.3
Health Care Technology	—	—	0.1
Hotels, Restaurants & Leisure	—	2.4	2.4
Household Durables	1.3	0.5	—
Household Products	0.8	—	1.2
Independent Power & Renewable Electricity Producers	—	—	0.1
Industrial Conglomerates	1.8	—	0.7
Insurance	2.7	9.0	3.5
Interactive Media & Services	1.1	—	1.0
Internet & Direct Marketing Retail	—	—	0.9
IT Services	4.7	2.0	2.8
Leisure Products	—	1.0	0.4
Life Sciences Tools & Services	—	—	1.4
Machinery	2.1	3.0	1.2
Media	—	1.3	0.5
Metals & Mining	2.4	1.4	1.1
Multiline Retail	0.6	1.4	0.3
Multi-Utilities	—	—	0.9
Oil, Gas & Consumable Fuels	10.4	6.5	2.2
Personal Products	1.2	3.6	1.7

Pharmaceuticals	—	6.2	4.7
Professional Services	—	4.0	1.5
Real Estate Management & Development	—	3.2	1.1
Road & Rail	—	1.1	0.9
Semiconductors & Semiconductor Equipment	7.7	—	1.4
Software	—	3.1	2.4
Specialty Retail	0.4	—	1.9
Technology Hardware, Storage & Peripherals	5.5	0.9	0.9
Textiles, Apparel & Luxury Goods	—	—	1.3
Tobacco	1.8	—	0.4
Trading Companies & Distributors	—	2.2	0.8
Transportation Infrastructure	1.2	—	—
Wireless Telecommunication Services	7.4	1.1	1.1
Subtotal	97.3	95.5	72.8
Foreign Government Obligations	—	—	14.2
Supranationals Bonds	—	—	3.3
US Government Securities	—	—	0.5
US Municipal Bonds	—	—	0.7
US Treasury Securities	—	—	5.5
Short-Term Investments	0.4	2.7	2.8
Total Investments	97.7%	98.2%	99.8

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about Lazard Retirement Series, Inc.’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: May 24, 2019

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: May 24, 2019